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(link) Investment Advisors to Help Shape Future Mutual Fund Family Offerings
Winter, 1999

(link) New Types of Funds Finding Favor With Investors
Winter, 1999

(link) Are You Sure Your Clients Understand They're In It For The Long Haul?
The Value Of Patience
Summer, 1999

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